Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Discovery Fund
A series of Buffalo Funds®

Supplement dated May 30, 2024
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 28, 2023

On May 23, 2024, the Board of Trustees (the “Board of Trustees”) of Buffalo Funds approved a change to the name of the Buffalo Discovery Fund (the “Fund”). Effective July 29, 2024, the Fund’s name will be changed to “Buffalo Mid Cap Discovery Fund.”

Effective July 29, 2024, the discussion of the Fund’s principal investment strategies in the Buffalo Funds’ Prospectus will read as follows:

The Mid Cap Discovery Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “mid-cap discovery companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines mid-cap discovery companies as companies, at the time of purchase, with market capitalizations within the range of the Russell Midcap® Growth Index, and are companies engaged in the pursuit and practical application of knowledge to discover, develop, and commercialize products, services, or intellectual property. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the information technology sector. The Fund may have significant investments in the healthcare and industrials sectors. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Also effective July 29, 2024, non-fundamental investment restriction (5) in the Buffalo Funds’ SAI is removed, and the following non-fundamental restriction is added with regard to the Fund:

The Mid Cap Discovery Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “mid-cap discovery companies” (as defined in the Fund’s Prospectus). This policy will not be changed without first providing shareholders with at least 60 days’ prior notice.

Please retain this Supplement with your Prospectus and SAI for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Dividend Focus Fund
A series of Buffalo Funds®

Supplement dated May 30, 2024
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 28, 2023

On May 23, 2024, the Board of Trustees (the “Board of Trustees”) of Buffalo Funds approved a change to the name of the Buffalo Dividend Focus Fund (the “Fund”). Effective July 29, 2024, the Fund’s name will be changed to “Buffalo Growth & Income Fund.”

Effective July 29, 2024, the discussion of the Fund’s principal investment strategies in the Buffalo Funds’ Prospectus will read as follows:

The Growth & Income Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a mix of growth equity securities and income producing securities, with no minimum or maximum investment requirements specified for either category. Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines growth equity securities as common stocks, preferred stocks, convertible securities, warrants, and rights of companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (generates positive cash flows or earnings that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. KCM defines income producing securities as securities that pay interest or a dividend at least annually, such as convertible securities and dividend-paying equity securities (i.e., securities of companies that have historically paid dividends and have strong dividend policies). In addition to investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Also effective July 29, 2024, non-fundamental investment restriction (5) in the Buffalo Funds’ SAI is removed, and the following non-fundamental restriction is added with regard to the Fund:

The Growth & Income Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in a mix of growth equity securities and income producing securities (as defined in the Fund’s Prospects), with no minimum or maximum investment requirements specified for either category. This policy will not be changed without first providing shareholders with at least 60 days’ prior notice.

Please retain this Supplement with your Prospectus and SAI for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Early Stage Growth Fund
A series of Buffalo Funds®

Supplement dated May 30, 2024
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 28, 2023

On May 23, 2024, the Board of Trustees (the “Board of Trustees”) of Buffalo Funds approved revisions to the discussion of the principal investment strategies of the Buffalo Early Stage Growth Fund (the “Fund”) to clarify the Fund’s policy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of early stage growth companies, as suggested by the Fund’s name.

Effective July 29, 2024, the discussion of the Fund’s principal investment strategies in the Buffalo Funds’ Prospectus will read as follows:

The Early Stage Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “early stage growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines early stage companies as companies, at the time of purchase, with market capitalizations below the weighted average of the Russell 2000® Growth Index and are starting to develop a new product or service or have recently developed a new product or service. KCM defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (generates positive cash flows or earnings that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. Companies included in the Fund’s investment universe must satisfy both prongs of KCM’s definition of early stage growth company. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the industrials sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Also effective July 29, 2024, non-fundamental investment restriction (5) in the Buffalo Funds’ SAI is removed, and the following non-fundamental restriction is added with regard to the Fund:

The Early Stage Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “early stage growth companies” (as defined in the Fund’s Prospectus). This policy will not be changed without first providing shareholders with at least 60 days’ prior notice.

Please retain this Supplement with your Prospectus and SAI for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Flexible Income Fund
A series of Buffalo Funds®

Supplement dated May 30, 2024
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 28, 2023

On May 23, 2024, the Board of Trustees (the “Board of Trustees”) of Buffalo Funds approved a change to the name of the Buffalo Flexible Income Fund (the “Fund”). Effective July 29, 2024, the Fund’s name will be changed to “Buffalo Flexible Allocation Fund.”

Effective July 29, 2024, the discussion of the Fund’s principal investment strategies in the Buffalo Funds’ Prospectus will read as follows:

The Flexible Allocation Fund may invest in both equity and debt securities. The allocation of assets invested in each type of security is designed to balance income and long-term capital appreciation. The Fund expects to change its allocation mix over time based on Kornitzer Capital Management, Inc.’s, the Fund’s investment adviser (the “Adviser” or “KCM”), view of economic conditions and underlying security values. The Fund retains the right to invest up to 100% of its net assets in equity securities or up to 100% of its net assets in debt securities. Equity securities may include common stocks, preferred stocks, convertible securities, rights, and warrants. Debt securities may include government notes and bonds; mortgage and asset backed securities; bank debt; convertible securities; fixed and floating rate corporate debt securities, both rated and unrated; and higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the energy sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Please retain this Supplement with your Prospectus and SAI for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Growth Fund
A series of Buffalo Funds®

Supplement dated May 30, 2024
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 28, 2023

On May 23, 2024, the Board of Trustees (the “Board of Trustees”) of Buffalo Funds approved revisions to the discussion of the principal investment strategies of the Buffalo Growth Fund (the “Fund”) to clarify the Fund’s policy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of growth companies, as suggested by the Fund’s name.

Effective July 29, 2024, the discussion of the Fund’s principal investment strategies in the Buffalo Funds’ Prospectus will read as follows:

The Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (generates positive cash flows or earnings that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the information technology sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Also effective July 29, 2024, non-fundamental investment restriction (5) in the Buffalo Funds’ SAI is removed, and the following non-fundamental restriction is added with regard to the Fund:

The Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “growth companies” (as defined in the Fund’s Prospectus). This policy will not be changed without first providing shareholders with at least 60 days’ prior notice.

Please retain this Supplement with your Prospectus and SAI for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo High Yield Fund
A series of Buffalo Funds®

Supplement dated May 30, 2024
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 28, 2023

On May 23, 2024, the Board of Trustees (the “Board of Trustees”) of Buffalo Funds approved revisions to the discussion of the principal investment strategies of the Buffalo High Yield Fund (the “Fund”) to clarify the Fund’s policy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds,” as suggested by the Fund’s name.

Effective July 29, 2024, the discussion of the Fund’s principal investment strategies in the Buffalo Funds’ Prospectus will read as follows:

The High Yield Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” Debt securities may include fixed and floating rate bonds, bank debt, and convertible debt securities. With respect to the remaining 20% of the Fund’s net assets, the Fund may invest in securities such as investment grade debt securities, U.S. Treasury Securities (typically with maturities of 60 days or less), money market funds, and equity investments, including dividend paying stocks, convertible stocks, and preferred stocks. The Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges and U.S. over-the-counter markets.

The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities. The lowest rated debt security that the Fund will hold is D quality (defaulted securities). Although the Fund will not purchase D quality debt securities, the Fund may continue to hold these securities and will sell them at the discretion of Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”). The Fund has no limitation on principal, interest, or reset terms on debt securities held in the Fund.

The Adviser performs extensive fundamental investment research to identify investment opportunities for the Fund. When evaluating investments and the credit quality of rated and unrated securities, the Adviser looks at a number of past, present, and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value. The Fund may invest in companies in any sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Also effective July 29, 2024, non-fundamental investment restriction (5) in the Buffalo Funds’ SAI is removed, and the following non-fundamental restriction is added with regard to the Fund:

The High Yield Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” This policy will not be changed without first providing shareholders with at least 60 days’ prior notice.

Please retain this Supplement with your Prospectus and SAI for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Large Cap Fund
A series of Buffalo Funds®

Supplement dated May 30, 2024
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 28, 2023

On May 23, 2024, the Board of Trustees (the “Board of Trustees”) of Buffalo Funds approved a change to the name of the Buffalo Large Cap Fund (the “Fund”). Effective July 29, 2024, the Fund’s name will be changed to “Buffalo Blue Chip Growth Fund.”

Effective July 29, 2024, the discussion of the Fund’s principal investment strategies in the Buffalo Funds’ Prospectus will read as follows:

The Blue Chip Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “blue chip growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines blue chip companies as companies that, at the time of purchase, are nationally recognized, well established in their industries, financially sound and usually have higher market capitalizations. KCM defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (generates positive cash flows or earnings that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. Companies included in the Fund’s investment universe must satisfy both prongs of KCM’s definition of blue chip growth company. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the information technology sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Also effective July 29, 2024, non-fundamental investment restriction (5) in the Buffalo Funds’ SAI is removed, and the following non-fundamental restriction is added with regard to the Fund:

The Blue Chip Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “blue chip growth companies” (as defined in the Fund’s Prospectus). This policy will not be changed without first providing shareholders with at least 60 days’ prior notice.

Please retain this Supplement with your Prospectus and SAI for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Mid Cap Fund
A series of Buffalo Funds®

Supplement dated May 30, 2024
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 28, 2023

On May 23, 2024, the Board of Trustees (the “Board of Trustees”) of Buffalo Funds approved a change to the name of the Buffalo Mid Cap Fund (the “Fund”). Effective July 29, 2024, the Fund’s name will be changed to “Buffalo Mid Cap Growth Fund.”

Effective July 29, 2024, the discussion of the Fund’s principal investment strategies in the Buffalo Funds’ Prospectus will read as follows:

The Mid Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “mid-cap growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines mid-cap companies as companies, at the time of purchase, with market capitalizations within the range of the Russell Midcap® Growth Index. KCM defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (generates positive cash flows or earnings that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. Companies included in the Fund’s investment universe must satisfy both prongs of KCM’s definition of mid-cap growth company. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the information technology and industrials sectors. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Also effective July 29, 2024, non-fundamental investment restriction (5) in the Buffalo Funds’ SAI is removed, and the following non-fundamental restriction is added with regard to the Fund:

The Mid Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “mid-cap growth companies” (as defined in the Fund’s Prospectus). This policy will not be changed without first providing shareholders with at least 60 days’ prior notice.

Please retain this Supplement with your Prospectus and SAI for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Small Cap Fund
A series of Buffalo Funds®

Supplement dated May 30, 2024
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 28, 2023

On May 23, 2024, the Board of Trustees (the “Board of Trustees”) of Buffalo Funds approved a change to the name of the Buffalo Small Cap Fund (the “Fund”). Effective July 29, 2024, the Fund’s name will be changed to “Buffalo Small Cap Growth Fund.”

Effective July 29, 2024, the discussion of the Fund’s principal investment strategies in the Buffalo Funds’ Prospectus will read as follows:

The Small Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “small-cap growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines small-cap companies as companies, at the time of purchase, with market capitalizations within the range of the Russell 2000® Growth Index. KCM defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (generates positive cash flows or earnings that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. Companies included in the Fund’s investment universe must satisfy both prongs of KCM’s definition of small-cap growth company. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. The Fund may have significant investments in the industrials, information technology and healthcare sectors. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Also effective July 29, 2024, non-fundamental investment restriction (5) in the Buffalo Funds’ SAI is removed, and the following non-fundamental restriction is added with regard to the Fund:

The Small Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “small-cap growth companies” (as defined in the Fund’s Prospectus). This policy will not be changed without first providing shareholders with at least 60 days’ prior notice.

Please retain this Supplement with your Prospectus and SAI for reference.